OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Deferred revenues	$ 212	$ 444
Deferred tax liability	170	170
Other long-term liabilities	$ 382	$ 614